Related Party Transactions (Details) - USD ($)		1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Nov. 14, 2022	Feb. 28, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	May 17, 2023
Related Party Transactions (Details) [Line Items]
Working capital loans			$ 1,500,000			$ 1,500,000
Price per share (in Dollars per share)			$ 10			$ 10
Promissory note						$ 87,369
Sponsor loan						300,000	$ 2,500,000
Working capital loans			$ 1,162,002		$ 0	600,000
Office space and secretarial and administrative services			20,000			20,000
Administrative support expense			$ 60,000	$ 60,000	87,000	240,000
Interest incurred					$ 240,000	$ 3,500
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor paid		$ 25,000
Shares issued price per share (in Dollars per share)		$ 0.003
Aggregate shares (in Shares)		7,666,667
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Shares subject to forfeiture (in Shares)		1,000,000
Sponsor forfeited shares (in Shares)		1,000,000
Transfer of aggregate shares (in Shares)		1,334,339
Fair value of shares		$ 10,000,000
Fair value per share (in Dollars per share)		$ 7.5
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Promissory note	$ 800,000